Document and Entity Information	12 Months Ended
Mar. 31, 2026 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Mar. 31, 2026
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	FY
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Registrant Name	PayPay Corporation
Entity Central Index Key	0002080845
Entity File Number	001-43184
Entity Incorporation, State or Country Code	M0
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Address, Address Line One	Yotsuya Tower
Entity Address, Address Line Two	1-6-1 Yotsuya
Entity Address, Address Line Three	Shinjuku-ku
Entity Address, City or Town	Tokyo
Entity Address, Country	JP
Entity Address, Postal Zip Code	160-0004
Auditor Name	Deloitte Touche Tohmatsu LLC
Auditor Firm ID	1044
Auditor Location	Tokyo, JAPAN
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated statements of financial position of PayPay Corporation and subsidiaries (the "Group") as of March 31, 2026 and 2025, the related consolidated statements of profit or loss, comprehensive income, changes in equity, and cash flows, for each of the three years in the period ended March 31, 2026, and the related notes and the Schedule I (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Group as of March 31, 2026 and 2025, and the results of its operations and its cash flows for each of the three years in the period ended March 31, 2026, in conformity with IFRS Accounting Standards as issued by the International Accounting Standards Board.

Entity Common Stock, Shares Outstanding	676,955,535
Business Contact
Document Information [Line Items]
Contact Personnel Name	Kotaro Emae
Entity Address, Address Line One	1-6-1 Yotsuya
Entity Address, Address Line Two	Shinjuku-ku
Entity Address, City or Town	Tokyo
Entity Address, Country	JP
Entity Address, Postal Zip Code	160-0004
City Area Code	+81-3
Local Phone Number	6885-8181
Contact Personnel Email Address	investor.relations@paypay-corp.co.jp
American Depositary Shares
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares, each representingone common share
Trading Symbol	PAYP
Security Exchange Name	NASDAQ
Common Shares
Document Information [Line Items]
Title of 12(b) Security	Common Shares,no par value
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ